Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Pledged its building with carrying value	$ 1,300,000		$ 2,100,000
Depreciation expense	737,542	$ 452,494
Capitalized depreciation in inventories	139,979	309,154
Disposed property, plant and equipment	$ 96,076